Form N-1A Cover	Oct. 24, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	FEDERATED HERMES ETF TRUST
Entity Central Index Key	0001849998
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 24, 2025
Prospectus Date	Apr. 30, 2025
Supplement to Prospectus [Text Block]	Important Notice Regarding Change inInvestment PolicyFederated Hermes MDT Large Cap Value ETFA Portfolio of Federated Hermes ETF TrustSUPPLEMENT TO CURRENT SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION The Board of Trustees of Federated Hermes ETF Trust has approved a change in non-fundamental investment policy for the Federated Hermes MDT Large Cap Value ETF (the “Fund”) in connection with amendments adopted by the Securities and Exchange Commission (the “SEC”) to Rule 35d-1 (the “Rule”) under the Investment Company Act of 1940, as amended. The change in policy will become effective concurrent with the effective date of the Fund’s next registration statement which is anticipated to be April 28, 2026 unless the SEC postpones, delays, reconsiders or repeals the amendments to the Rule in which case shareholders will be further notified (the “Effective Date”). The change in policy is not expected to result in any changes to the investment process used in managing the Fund and is being made to comply with the requirements of the amendments to the Rule.On the Effective Date, please make the following changes:1. Under “Fund Summary Information” in the section “What are the Fund’s Main Investment Strategies?” and in the Prospectus section “What are the Fund’s Investment Strategies?,” please delete the following disclosure in its entirety:“The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in a mix of large-cap and value investments. For purposes of this policy, large-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 1000® Value Index, and value investments will be defined as companies with value characteristics that meet the applicable parameters for inclusion in the Russell 1000® Value Index.”and replace it with:“Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in large-cap value investments. For purposes of this policy, large-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 1000 Index, and value investments will be defined as companies with value characteristics that meet the applicable parameters for inclusion in the Russell 3000 Value Index.” 2. Under the Statement of Additional Information section “Investment Objective (and Policies) and Investment Limitations” under “Non-Fundamental Names Rule Policy,” please delete the following disclosure in its entirety:“The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in a mix of large-cap and value investments. For purposes of this policy, large-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 1000® Value Index, and value investments will be defined as companies with value characteristics that meet the applicable parameters for inclusion in the Russell 1000® Value Index.”and replace it with:“Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in large-cap value investments. For purposes of this policy, large-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 1000 Index, and value investments will be defined as companies with value characteristics that meet the applicable parameters for inclusion in the Russell 3000 Value Index.”October 24, 2025Federated Hermes MDT Large Cap Value ETF
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or call 1-800-341-7400.Federated Securities Corp., DistributorQ457102 (10/25)© 2025 Federated Hermes, Inc.